Finance debt (Details 4) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings		$ 29,228	$ 29,954
At fair value [member]
IfrsStatementLineItems [Line Items]
Borrowings		21,582
At fair value [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings		29,272	29,853
At fair value [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		5,402
At fair value [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings		901
At fair value [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		1,387
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings		1,714
Later than one year and not later than two years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 2,033	$ 3,576
Financing		6.50%	6.70%
Later than one year and not later than two years [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 284
Later than one year and not later than two years [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 35
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing		6.60%
Later than one year and not later than two years [member] | Weighted average [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Financing		6.20%
Later than one year and not later than two years [member] | Weighted average [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Financing		6.20%
Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	$ 1,514
Later than one year and not later than two years [member] | Floating interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	90
Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings		200
Later than one year and not later than two years [member] | Fixed interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		194
Later than one year and not later than two years [member] | Fixed interest rate [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		35
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings		3,237
Later than two years and not later than three years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 3,818	$ 3,943
Financing		6.70%	6.50%
Later than two years and not later than three years [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 536
Later than two years and not later than three years [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings		29
Later than two years and not later than three years [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 16
Later than two years and not later than three years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing		6.80%
Later than two years and not later than three years [member] | Weighted average [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Financing		7.10%
Later than two years and not later than three years [member] | Weighted average [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Financing		4.70%
Later than two years and not later than three years [member] | Weighted average [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Financing		6.30%
Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	$ 2,678
Later than two years and not later than three years [member] | Floating interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	43
Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings		559
Later than two years and not later than three years [member] | Fixed interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		493
Later than two years and not later than three years [member] | Fixed interest rate [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings		29
Later than two years and not later than three years [member] | Fixed interest rate [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		16
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings		2,568
Later than three years and not later than four years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 3,102	$ 3,079
Financing		6.20%	6.10%
Later than three years and not later than four years [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 238
Later than three years and not later than four years [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 296
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing		6.10%
Later than three years and not later than four years [member] | Weighted average [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Financing		6.90%
Later than three years and not later than four years [member] | Weighted average [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Financing		4.70%
Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	$ 1,933
Later than three years and not later than four years [member] | Floating interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	146
Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings		635
Later than three years and not later than four years [member] | Fixed interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		92
Later than three years and not later than four years [member] | Fixed interest rate [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings		296
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings		1,528
Later than four years and not later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 2,597	$ 2,523
Financing		6.30%	6.20%
Later than four years and not later than five years [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 482
Later than four years and not later than five years [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 587
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing		6.30%
Later than four years and not later than five years [member] | Weighted average [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Financing		6.70%
Later than four years and not later than five years [member] | Weighted average [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Financing		6.20%
Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	$ 1,143
Later than four years and not later than five years [member] | Floating interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	146
Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings		385
Later than four years and not later than five years [member] | Fixed interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		336
Later than four years and not later than five years [member] | Fixed interest rate [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		587
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings		2,463
Later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 2,598	$ 2,892
Financing		6.10%	6.00%
Later than five years [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 135
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing		5.90%
Later than five years [member] | Weighted average [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Financing		7.00%
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	$ 1,740
Later than five years [member] | Floating interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	42
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings		723
Later than five years [member] | Fixed interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		93
Later Than Five Years And Thereafter [Member]
IfrsStatementLineItems [Line Items]
Borrowings		10,021
Later Than Five Years And Thereafter [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 15,080	$ 13,941
Financing		6.60%	6.60%
Later Than Five Years And Thereafter [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 3,566
Later Than Five Years And Thereafter [Member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings		599
Later Than Five Years And Thereafter [Member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 894
Later Than Five Years And Thereafter [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing		6.60%
Later Than Five Years And Thereafter [Member] | Weighted average [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Financing		6.80%
Later Than Five Years And Thereafter [Member] | Weighted average [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Financing		4.70%
Later Than Five Years And Thereafter [Member] | Weighted average [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Financing		6.50%
Later Than Five Years And Thereafter [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	$ 652
Later Than Five Years And Thereafter [Member] | Floating interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	1,984
Later Than Five Years And Thereafter [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings		9,369
Later Than Five Years And Thereafter [Member] | Fixed interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings		1,582
Later Than Five Years And Thereafter [Member] | Fixed interest rate [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings		599
Later Than Five Years And Thereafter [Member] | Fixed interest rate [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings		894
Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	21,531
Total [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	$ 29,228	$ 29,954
Financing	[3]	6.60%	6.50%
Total [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	$ 5,241
Total [Member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	924
Total [Member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	$ 1,532
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing	[3]	6.60%
Total [Member] | Weighted average [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Financing	[3]	6.80%
Total [Member] | Weighted average [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Financing	[3]	4.70%
Total [Member] | Weighted average [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Financing	[3]	6.30%
Total [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1],[3]	$ 9,660
Total [Member] | Floating interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2],[3]	2,451
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	11,871
Total [Member] | Fixed interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	2,790
Total [Member] | Fixed interest rate [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	924
Total [Member] | Fixed interest rate [member] | G B P [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	$ 1,532

[1]	Operations with variable index + fixed spread.
[2]	Operations with variable index + fixed spread, if applicable.
[3]	The average maturity of outstanding debt as of June 30, 2023 is 12.12 years (12.07 years as of December 31, 2022).